Long-term debt - Senior Unsecured Notes (Details) - USD ($)				1 Months Ended	12 Months Ended
	Feb. 05, 2024	May 22, 2023	Apr. 10, 2023	Feb. 29, 2024	Dec. 31, 2023	May 10, 2023	Dec. 31, 2022	Jul. 31, 2021	Jul. 14, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Carrying amount, gross					$ 3,323,700,000		$ 3,736,700,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Carrying amount, gross					$ 828,100,000		$ 1,302,400,000
2024 and 2026 Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate					6.50%
Redemption price, percentage					100.50%
2024 Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Face value of debt												$ 200,000,000
Interest rate												6.50%
2026 Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Face value of debt											$ 300,000,000
2024 NOK Bonds and the 2026 NOK Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Redemption price, percentage			101.00%
Debt instrument, repurchase amount						$ 482,706,000
2024 NOK Bonds and the 2026 NOK Bonds | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of debt	$ 25,700,000			$ 25,700,000
2024 NOK Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, repurchase face amount						179,400,000
2024 NOK Bonds | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Carrying amount, gross	$ 20,600,000
2026 NOK Bonds | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, repurchase face amount						$ 294,900,000
Percentage of principal amount redeemed		90.00%
Atlas Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Face value of debt								$ 151,000		$ 52,198,825
Interest rate										7.125%
Senior Unsecured Notes Maturing 2029 | Senior Unsecured Notes
Debt Instrument [Line Items]
Face value of debt									$ 750,000,000
Interest rate									5.50%